Operating expenses - Disclosure of Other Operating Income (Expense) (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Analysis of income and expense [abstract]
Other operating expenses	€ (985)		€ (5,414)		€ 0
Total Other operating income and expenses	(985)		(5,414)		0
Disclosure Of Operating Expenses [Line Items]
Contract termination indemnities	€ 985		€ 5,414		€ 0
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Analysis of income and expense [abstract]
Other operating expenses | $		$ 1.0		$ 6.5
Disclosure Of Operating Expenses [Line Items]
Contract termination indemnities | $		$ (1.0)		$ (6.5)